Label	Element	Value
Angel Oak High Yield Opportunities ETF | First American Government Obligations Fund - Class U
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
Angel Oak High Yield Opportunities ETF | Venture Global LNG, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Angel Oak High Yield Opportunities ETF | Freedom Mortgage Holdings LLC
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Angel Oak High Yield Opportunities ETF | Phoenix Aviation Capital Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Angel Oak High Yield Opportunities ETF | Directv Financing LLC / Directv Financing Co-Obligor, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Angel Oak High Yield Opportunities ETF | First Quantum Minerals Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Angel Oak High Yield Opportunities ETF | Gray Media, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Angel Oak High Yield Opportunities ETF | CVR Energy, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
Angel Oak High Yield Opportunities ETF | Calumet Specialty Products Partners LP / Calumet Finance Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
Angel Oak High Yield Opportunities ETF | CRC Insurance Group LLC
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
Angel Oak High Yield Opportunities ETF | AA
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
Angel Oak High Yield Opportunities ETF | A
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Angel Oak High Yield Opportunities ETF | BBB
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Angel Oak High Yield Opportunities ETF | BB
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	50.50%
Angel Oak High Yield Opportunities ETF | B
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	34.30%
Angel Oak High Yield Opportunities ETF | CCC
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.00%
Angel Oak High Yield Opportunities ETF | NR
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Angel Oak High Yield Opportunities ETF | Financial
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.70%
Angel Oak High Yield Opportunities ETF | Energy
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.20%
Angel Oak High Yield Opportunities ETF | Consumer, Non-cyclical
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.10%
Angel Oak High Yield Opportunities ETF | Industrial
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.80%
Angel Oak High Yield Opportunities ETF | Consumer, Cyclical
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.80%
Angel Oak High Yield Opportunities ETF | Basic Materials
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.90%
Angel Oak High Yield Opportunities ETF | Communications
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.10%
Angel Oak High Yield Opportunities ETF | Asset-Backed Securities_1
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Angel Oak High Yield Opportunities ETF | Mortgage Securities
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.30%
Angel Oak High Yield Opportunities ETF | Cash & Other
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.60%